Note G - Deposits (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Interest Bearing Deposits [Table Text Block ]
	2016	2015
NOW accounts	$155,051	$124,524
Savings and Money Market	237,761	200,976
Time:
In denominations of $250,000 or less	168,546	146,975
In denominations of more than $250,000	19,518	11,772
Total time deposits	188,064	158,747
Total interest-bearing deposits	$580,876	$484,247

Maturities of Time Deposits [Table Text Block]
2017	$100,447
2018	53,559
2019	17,611
2020	11,401
2021	4,570
Thereafter	476
Total	$188,064